Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting
Selected information for operating segments

	External Revenues	Intersegment Revenues	Total Revenues	Operating Profit (Loss)	Depreciation and Amortization Expense	Operating Profit (Loss) Before Depreciation and Amortization(1)
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$21,864	$8	$21,872	$3,702	$1,587	$5,289
Sky Brasil	3,020	—	3,020	542	449	991
PanAmericana	2,076	—	2,076	374	298	672
DIRECTV Latin America	5,096	—	5,096	916	747	1,663
Sports Networks, Eliminations and Other	266	(8)	258	11	15	26
Total	$27,226	$—	$27,226	$4,629	$2,349	$6,978
December 31, 2010
DIRECTV U.S.	$20,261	$7	$20,268	$3,290	$1,926	$5,216
Sky Brasil	2,013	—	2,013	383	298	681
PanAmericana	1,584	—	1,584	240	243	483
DIRECTV Latin America	3,597	—	3,597	623	541	1,164
Sports Networks, Eliminations and Other	244	(7)	237	(17)	15	(2)
Total	$24,102	$—	$24,102	$3,896	$2,482	$6,378
December 31, 2009
DIRECTV U.S.	$18,664	$7	$18,671	$2,410	$2,275	$4,685
Sky Brasil	1,416	—	1,416	239	192	431
PanAmericana	1,462	—	1,462	92	174	266
DIRECTV Latin America	2,878	—	2,878	331	366	697
Sports Networks, Eliminations and Other	23	(7)	16	(68)	(1)	(69)
Total	$21,565	$—	$21,565	$2,673	$2,640	$5,313

(1)                                 Operating profit (loss) before depreciation and amortization, which is a financial measure that is not determined in accordance with GAAP can be calculated by adding amounts under the caption “Depreciation and amortization expense” to “Operating profit (loss).” This measure should be used in conjunction with GAAP financial measures and is not presented as an alternative measure of operating results, as determined in accordance with GAAP. Our management and Board of Directors use operating profit (loss) before depreciation and amortization to evaluate the operating performance of our company and our business segments and to allocate resources and capital to business segments. This metric is also used as a measure of performance for incentive compensation purposes and to measure income generated from operations that could be used to fund capital expenditures, service debt or pay taxes. Depreciation and amortization expense primarily represents an allocation to current expense of the cost of historical capital expenditures and for intangible assets resulting from prior business acquisitions. To compensate for the exclusion of depreciation and amortization expense from operating profit, our management and our Board of Directors separately measure and budget for capital expenditures and business acquisitions.

                                                We believe this measure is useful to investors, along with GAAP measures (such as revenues, operating profit and net income), to compare our operating performance to other communications, entertainment and media service providers. We believe that investors use current and projected operating profit (loss) before depreciation and amortization and similar measures to estimate our current or prospective enterprise value and make investment decisions. This metric provides investors with a means to compare operating results exclusive of depreciation and amortization. Our management believes this is useful given the significant variation in depreciation and amortization expense that can result from the timing of capital expenditures, the capitalization of intangible assets, potential variations in expected useful lives when compared to other companies and periodic changes to estimated useful lives.

Reconciliation of operating profit before depreciation and amortization to reported net income

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Operating profit before depreciation and amortization	$6,978	$6,378	$5,313
Depreciation and amortization expense	(2,349)	(2,482)	(2,640)
Operating profit	4,629	3,896	2,673
Interest income	34	39	41
Interest expense	(763)	(557)	(423)
Liberty transaction and related gains (charges)	—	67	(491)
Other, net	84	69	34
Income before income taxes	3,984	3,514	1,834
Income tax expense	(1,348)	(1,202)	(827)
Net income	2,636	2,312	1,007
Less: Net income attributable to noncontrolling interests	(27)	(114)	(65)
Net income attributable to DIRECTV	$2,609	$2,198	$942

Additional selected information for operating segments

	Segment Assets	Capital Expenditures
	(Dollars in Millions)
December 31, 2011
DIRECTV U.S.	$11,796	$1,736
Sky Brasil	2,663	902
PanAmericana	2,601	526
DIRECTV Latin America	5,264	1,428
Sports Networks, Eliminations and Other	1,363	6
Total	$18,423	$3,170
December 31, 2010
DIRECTV U.S.	$11,400	$1,557
Sky Brasil	2,566	468
PanAmericana	2,130	389
DIRECTV Latin America	4,696	857
Sports Networks, Eliminations and Other	1,813	2
Total	$17,909	$2,416
December 31, 2009
DIRECTV U.S.	$12,408	$1,485
Sky Brasil	1,887	284
PanAmericana	1,885	300
DIRECTV Latin America	3,772	584
Sports Networks, Eliminations and Other	2,080	2
Total	$18,260	$2,071

Schedule of revenue and property, by geographical areas

	Years Ended and As of December 31,
	2011		2010		2009
	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites	Revenues	Net Property & Satellites
	(Dollars in Millions)
United States	$22,310	$5,267	$20,684	$4,987	$18,844	$5,247
Latin America and the Caribbean
Brazil	3,020	1,423	2,013	1,060	1,416	742
Other	1,896	748	1,405	632	1,305	487
Total Latin America and the Caribbean	4,916	2,171	3,418	1,692	2,721	1,229
Total	$27,226	$7,438	$24,102	$6,679	$21,565	$6,476